Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade accounts receivable	$ 4,593	$ 5,097
Other accounts receivable	66	156
Accounts receivable	$ 4,659	$ 5,253